(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Earnings Per ADS for Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	$ 0	$ (0)	$ 0.08
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	0	(0)	0.07
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	0	(0.03)	1.68
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	$ 0	$ (0.03)	$ 1.44